Principal Accounting Policies - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Contract balances	¥ 462,080	$ 66,995	¥ 383,236
Freight Listings [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances	435,567		377,468
Others [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances	¥ 26,513		¥ 5,768